JPC
Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 156.7% (98.8% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 76.8% (48.4% of Total Investments)
	Auto Components – 1.0%
$3,625	Adient US LLC, 144A, (3)	9.000%	4/15/25	BB-	$3,878,750
6,600	American Axle & Manufacturing Inc, (3)	6.500%	4/01/27	B+	6,888,750
	Total Auto Components				10,767,500
	Automobiles – 3.1%
7,485	General Motors Financial Co Inc	5.700%	N/A (4)	BB+	8,626,463
9,140	General Motors Financial Co Inc, (3)	5.750%	N/A (4)	BB+	9,894,050
11,750	General Motors Financial Co Inc	6.500%	N/A (4)	BB+	13,160,000
	Total Automobiles				31,680,513
	Banks – 31.9%
4,130	Bank of America Corp	6.250%	N/A (4)	BBB+	4,501,700
27,985	Bank of America Corp, (3), (5)	6.500%	N/A (4)	BBB+	30,923,425
4,060	Bank of America Corp, (3)	6.300%	N/A (4)	BBB+	4,691,330
1,415	Bank of America Corp	6.100%	N/A (4)	BBB+	1,556,500
14,985	CIT Group Inc	5.800%	N/A (4)	Ba3	15,247,237
9,981	Citigroup Inc	5.950%	N/A (4)	BBB-	10,754,527
7,145	Citigroup Inc	6.300%	N/A (4)	BBB-	7,607,996
1,820	Citigroup Inc	4.150%	N/A (4)	BBB-	1,826,370
16,055	Citigroup Inc, (3)	6.250%	N/A (4)	BBB-	18,482,516
7,390	Citigroup Inc, (3)	5.000%	N/A (4)	BBB-	7,642,147
1,685	Citizens Financial Group Inc	6.375%	N/A (4)	BB+	1,771,356
2,215	Citizens Financial Group Inc, (3)	4.000%	N/A (4)	BB+	2,231,613
3,150	CoBank ACB, (3)	6.250%	N/A (4)	BBB+	3,508,312
1,180	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	1,321,737
2,420	Farm Credit Bank of Texas, 144A, (3)	5.700%	N/A (4)	Baa1	2,637,800
1,900	Fifth Third Bancorp, (3)	4.500%	N/A (4)	Baa3	2,044,875
925	Goldman Sachs Group Inc	3.800%	N/A (4)	BBB-	925,000
910	Goldman Sachs Group Inc	4.400%	N/A (4)	Ba1	923,650
2,314	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (4)	BBB	3,766,035
3,025	Huntington Bancshares Inc/OH, (3)	5.700%	N/A (4)	Baa3	3,100,625
5,525	Huntington Bancshares Inc/OH	5.625%	N/A (4)	Baa3	6,409,000
7,275	JPMorgan Chase & Co	5.000%	N/A (4)	BBB+	7,529,625
2,660	JPMorgan Chase & Co, (3)	6.100%	N/A (4)	BBB+	2,859,500
34,040	JPMorgan Chase & Co, (3)	6.750%	N/A (4)	BBB+	37,207,082

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$6,110	JPMorgan Chase & Co	3.650%	N/A (4)	BBB+	$6,087,087
2,485	KeyCorp	5.000%	N/A (4)	Baa3	2,739,713
12,655	Lloyds Bank PLC, 144A, (3)	12.000%	N/A (4)	Baa3	13,018,832
2,325	M&T Bank Corp, (3)	3.500%	N/A (4)	Baa2	2,284,313
1,880	M&T Bank Corp	5.125%	N/A (4)	Baa2	2,054,528
6,970	M&T Bank Corp, (3)	6.450%	N/A (4)	Baa2	7,527,600
2,090	PNC Financial Services Group Inc	3.400%	N/A (4)	Baa2	2,061,263
21,977	PNC Financial Services Group Inc, (3-Month LIBOR reference rate + 3.678% spread), (3), (6)	3.810%	N/A (4)	Baa2	22,108,844
2,222	PNC Financial Services Group Inc	5.000%	N/A (4)	Baa2	2,427,178
8,290	Regions Financial Corp	5.750%	N/A (4)	BB+	9,150,087
785	SVB Financial Group	4.700%	N/A (4)	Baa2	797,756
875	SVB Financial Group	4.100%	N/A (4)	Baa2	857,798
4,200	SVB Financial Group	4.000%	N/A (4)	Baa2	4,210,501
9,458	Truist Financial Corp	4.950%	N/A (4)	Baa2	10,264,294
10,155	Truist Financial Corp	4.800%	N/A (4)	Baa2	10,523,119
2,690	Truist Financial Corp	5.100%	N/A (4)	Baa2	3,009,572
1,930	Truist Financial Corp	5.050%	N/A (4)	Baa2	1,963,775
1,385	Wells Fargo & Co, (3)	7.950%	11/15/29	Baa1	1,888,225
3,490	Wells Fargo & Co	5.900%	N/A (4)	Baa2	3,720,898
7,780	Wells Fargo & Co, (3)	3.900%	N/A (4)	Baa2	7,925,875
19,494	Wells Fargo & Co, (3)	5.875%	N/A (4)	Baa2	21,467,767
1,105	Zions Bancorp NA	5.800%	N/A (4)	BB+	1,138,499
11,196	Zions Bancorp NA	7.200%	N/A (4)	BB+	12,147,660
	Total Banks				328,845,142
	Capital Markets – 3.3%
2,550	Bank of New York Mellon Corp	4.700%	N/A (4)	Baa1	2,774,910
2,250	Charles Schwab Corp, (3)	4.000%	N/A (4)	BBB	2,315,588
4,325	Charles Schwab Corp	7.000%	N/A (4)	BBB	4,368,250
11,935	Charles Schwab Corp	5.375%	N/A (4)	BBB	13,127,306
4,411	Goldman Sachs Group Inc	5.300%	N/A (4)	BBB-	4,830,045
5,069	Goldman Sachs Group Inc	5.500%	N/A (4)	BBB-	5,398,485
1,555	Goldman Sachs Group Inc	4.125%	N/A (4)	BBB-	1,559,976
	Total Capital Markets				34,374,560
	Consumer Finance – 3.4%
12,774	Ally Financial Inc, (3)	4.700%	N/A (4)	Ba2	13,237,057
6,365	Ally Financial Inc	4.700%	N/A (4)	Ba2	6,476,387
3,335	American Express Co	3.550%	N/A (4)	Baa2	3,351,675
3,215	Capital One Financial Corp	3.950%	N/A (4)	Baa3	3,264,190

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$8,120	Discover Financial Services, (3)	6.125%	N/A (4)	Ba2	$9,033,500
	Total Consumer Finance				35,362,809
	Diversified Financial Services – 4.1%
9,325	American AgCredit Corp, 144A	5.250%	N/A (4)	BB+	9,511,500
2,590	Capital Farm Credit ACA, 144A, (3)	5.000%	N/A (4)	BB	2,674,175
12,600	Compeer Financial ACA, 144A, (3), (7)	6.750%	N/A (4)	BB+	13,293,000
1,100	Compeer Financial ACA, 144A	4.875%	N/A (4)	BB+	1,111,000
3,670	Equitable Holdings Inc	4.950%	N/A (4)	BBB-	3,945,250
11,103	Voya Financial Inc, (3)	6.125%	N/A (4)	BBB-	11,796,937
	Total Diversified Financial Services				42,331,862
	Electric Utilities – 3.9%
1,820	Edison International, (3)	5.375%	N/A (4)	BB+	1,879,150
1,565	Electricite de France SA, 144A, (3)	5.250%	N/A (4)	BBB	1,619,775
21,680	Emera Inc, (3)	6.750%	6/15/76	BB+	25,449,719
7,475	NextEra Energy Capital Holdings Inc, (3)	5.650%	5/01/79	BBB	8,678,045
2,165	Southern Co, (5)	4.000%	1/15/51	BBB-	2,257,445
	Total Electric Utilities				39,884,134
	Food Products – 4.5%
2,145	Dairy Farmers of America Inc, 144A	7.125%	N/A (4)	BB+	2,166,450
7,435	Land O' Lakes Inc, 144A, (3)	7.000%	N/A (4)	BB	7,806,750
3,860	Land O' Lakes Inc, 144A, (3)	7.250%	N/A (4)	BB	4,168,800
29,460	Land O' Lakes Inc, 144A, (3)	8.000%	N/A (4)	BB	31,816,800
	Total Food Products				45,958,800
	Health Care Providers & Services – 0.5%
4,900	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	5,200,125
	Independent Power & Renewable Electricity Producers – 1.1%
1,350	AES Andes SA, 144A, (3)	7.125%	3/26/79	BB	1,412,438
2,775	AES Andes SA, 144A	6.350%	10/07/79	BB	2,875,622
6,850	Vistra Corp, 144A	8.000%	N/A (4)	Ba3	7,184,759
	Total Independent Power & Renewable Electricity Producers				11,472,819
	Industrial Conglomerates – 0.9%
9,706	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (3), (6)	3.446%	N/A (4)	BBB-	9,463,345
	Insurance – 13.4%
2,015	Aegon NV	5.500%	4/11/48	BBB	2,339,918
1,550	American International Group Inc, (5)	5.750%	4/01/48	BBB-	1,776,765
9,409	Assurant Inc	7.000%	3/27/48	BB+	10,936,739

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$11,519	Assured Guaranty Municipal Holdings Inc, 144A, (5)	6.400%	12/15/66	BBB+	$12,788,319
2,465	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	2,603,764
2,395	Enstar Finance LLC, (3)	5.750%	9/01/40	BB+	2,526,725
7,117	Liberty Mutual Group Inc, 144A, (3)	7.800%	3/15/37	Baa3	10,024,152
5,075	Markel Corp	6.000%	N/A (4)	BBB-	5,582,500
11,660	MetLife Capital Trust IV, 144A, (3)	7.875%	12/15/37	BBB	16,178,250
8,088	MetLife Inc, 144A, (5)	9.250%	4/08/38	BBB	12,198,368
2,660	MetLife Inc	3.850%	N/A (4)	BBB	2,759,750
1,430	MetLife Inc	5.875%	N/A (4)	BBB	1,647,570
575	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	723,711
9,550	Nationwide Financial Services Inc, (5)	6.750%	5/15/37	Baa2	11,603,250
2,485	PartnerRe Finance B LLC, (5)	4.500%	10/01/50	Baa1	2,652,836
5,065	Provident Financing Trust I	7.405%	3/15/38	BB+	6,189,430
745	Prudential Financial Inc, (5)	3.700%	10/01/50	BBB+	768,317
9,055	QBE Insurance Group Ltd, 144A, (8)	7.500%	11/24/43	Baa1	10,005,775
1,215	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,357,763
2,960	QBE Insurance Group Ltd, 144A, (3)	5.875%	N/A (4)	Baa2	3,233,800
9,700	SBL Holdings Inc, 144A	6.500%	N/A (4)	BB	9,554,500
10,685	SBL Holdings Inc, 144A	7.000%	N/A (4)	BB	10,738,425
	Total Insurance				138,190,627
	Multi-Utilities – 1.6%
6,420	CenterPoint Energy Inc	6.125%	N/A (4)	BBB-	6,783,051
850	CMS Energy Corp, (5)	4.750%	6/01/50	BBB-	943,500
1,320	NiSource Inc	5.650%	N/A (4)	BBB-	1,392,600
7,280	Sempra Energy	4.875%	N/A (4)	BBB-	7,854,465
	Total Multi-Utilities				16,973,616
	Oil, Gas & Consumable Fuels – 1.8%
1,540	Enbridge Inc, (3)	6.000%	1/15/77	BBB-	1,701,834
3,765	Enbridge Inc	5.750%	7/15/80	BBB-	4,231,860
1,705	Energy Transfer LP	6.500%	N/A (4)	BB	1,764,675
1,735	MPLX LP	6.875%	N/A (4)	BB+	1,761,025
6,450	Transcanada Trust, (3)	5.875%	8/15/76	BBB	7,111,125
1,400	Transcanada Trust	5.500%	9/15/79	BBB	1,526,000
	Total Oil, Gas & Consumable Fuels				18,096,519
	Trading Companies & Distributors – 1.3%
7,560	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	8,108,100
3,205	AerCap Holdings NV	5.875%	10/10/79	BB+	3,343,712

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors (continued)
$2,180	Air Lease Corp, (3)	4.650%	N/A (4)	BB+	$2,253,575
	Total Trading Companies & Distributors				13,705,387
	U.S. Agency – 0.6%
5,835	Farm Credit Bank of Texas, 144A, (3)	6.200%	N/A (4)	BBB+	6,360,150
	Wireless Telecommunication Services – 0.4%
3,285	Vodafone Group PLC	7.000%	4/04/79	BB+	3,971,841
	Total $1,000 Par (or similar) Institutional Preferred (cost $747,058,951)				792,639,749

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 36.3% (22.8% of Total Investments)
	Banks – 10.6%
63,000	Bank of America Corp	4.375%	BBB+	$1,600,200
389,931	Citigroup Inc	7.125%	BBB-	10,953,162
127,675	CoBank ACB, (9)	6.250%	BBB+	13,246,281
38,725	CoBank ACB, (9)	6.125%	BBB+	3,872,500
93,724	CoBank ACB, (9)	6.200%	BBB+	10,309,640
165,500	Farm Credit Bank of Texas, 144A, (3), (9)	6.750%	Baa1	17,791,250
236,981	Fifth Third Bancorp	6.625%	Baa3	6,813,204
178,757	FNB Corp/PA, (3)	7.250%	Ba1	5,137,476
170,075	KeyCorp	6.125%	Baa3	5,212,799
72,962	People's United Financial Inc	5.625%	BB+	2,061,176
267,661	Regions Financial Corp, (3)	6.375%	BB+	7,601,573
61,900	Regions Financial Corp	5.700%	BB+	1,785,196
91,115	Synovus Financial Corp	5.875%	BB-	2,449,171
66,100	Truist Financial Corp	4.750%	Baa2	1,761,565
163,600	US Bancorp	6.500%	Baa1	4,152,168
68,200	Wells Fargo & Co	4.750%	Baa2	1,766,380
223,777	Western Alliance Bancorp, (3)	6.250%	N/R	5,641,418
187,400	Western Alliance Bancorp, (7)	4.250%	Ba1	4,921,124
91,847	Wintrust Financial Corp	6.875%	BB	2,593,759
	Total Banks			109,670,042
	Capital Markets – 4.5%
79,169	Charles Schwab Corp	5.950%	BBB	2,033,852
33,793	Goldman Sachs Group Inc	5.500%	Ba1	908,356
753,466	Morgan Stanley, (3)	7.125%	Baa3	21,398,434
110,293	Morgan Stanley	6.875%	Baa3	3,115,777
209,211	Morgan Stanley	5.850%	Baa3	6,163,356
133,452	Morgan Stanley	6.375%	Baa3	3,819,396

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Capital Markets (continued)
201,907	Stifel Financial Corp	6.250%	BB-	$5,461,584
130,906	Stifel Financial Corp	6.125%	BB-	3,675,841
	Total Capital Markets			46,576,596
	Consumer Finance – 0.8%
84,573	Capital One Financial Corp, (3)	5.000%	Baa3	2,252,179
204,314	Synchrony Financial	5.625%	BB-	5,449,054
	Total Consumer Finance			7,701,233
	Diversified Financial Services – 1.8%
74,600	AgriBank FCB, (9)	6.875%	BBB+	8,056,800
114,400	Equitable Holdings Inc	5.250%	BBB-	3,040,752
231,639	Voya Financial Inc, (8)	5.350%	BBB-	6,833,351
	Total Diversified Financial Services			17,930,903
	Diversified Telecommunication Services – 0.8%
52,800	AT&T Inc, (3)	4.750%	BBB-	1,374,912
259,100	Qwest Corp	6.750%	BBB-	6,816,921
	Total Diversified Telecommunication Services			8,191,833
	Electric Utilities – 0.3%
100,000	Duke Energy Corp, (3)	5.750%	BBB-	2,780,000
	Equity Real Estate Investment Trust – 1.2%
132,800	Pebblebrook Hotel Trust	6.375%	N/R	3,585,600
132,500	Pebblebrook Hotel Trust	5.700%	N/R	3,448,975
66,300	Summit Hotel Properties Inc, (7)	5.875%	N/R	1,699,269
132,800	Sunstone Hotel Investors Inc	6.125%	N/R	3,467,408
	Total Equity Real Estate Investment Trust			12,201,252
	Food Products – 3.8%
310,811	CHS Inc, (3)	7.875%	N/R	8,864,330
487,106	CHS Inc	7.100%	N/R	13,570,773
468,864	CHS Inc	6.750%	N/R	13,184,456
9,800	Dairy Farmers of America Inc, 144A, (7), (9)	7.875%	BB+	980,000
23,900	Dairy Farmers of America Inc, 144A, (7), (8), (9)	7.875%	BB+	2,425,850
	Total Food Products			39,025,409
	Insurance – 8.7%
274,600	American Equity Investment Life Holding Co	5.950%	BB	7,661,340
137,600	American Equity Investment Life Holding Co	6.625%	BB	3,939,488
302,283	Argo Group US Inc, (3)	6.500%	BBB-	7,871,449
277,728	Aspen Insurance Holdings Ltd	5.950%	BB+	7,579,197
66,100	Aspen Insurance Holdings Ltd	5.625%	BB+	1,827,004
48,200	Assurant Inc	5.250%	BB+	1,301,882
411,533	Athene Holding Ltd, (3)	6.350%	BBB	12,300,721

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
370,852	Athene Holding Ltd	6.375%	BBB	$10,710,206
36,000	Axis Capital Holdings Ltd	5.500%	BBB	907,920
63,400	Delphi Financial Group Inc, (7), (9)	3.315%	BBB	1,521,600
459,098	Enstar Group Ltd, (3)	7.000%	BB+	13,446,980
255,780	Hartford Financial Services Group Inc, (3)	7.875%	Baa2	6,665,627
219,645	Maiden Holdings North America Ltd	7.750%	N/R	5,337,374
113,445	Reinsurance Group of America Inc, (3)	6.200%	BBB+	2,973,394
172,400	Reinsurance Group of America Inc	5.750%	BBB+	4,920,296
46,100	Selective Insurance Group Inc	4.600%	BBB-	1,175,089
	Total Insurance			90,139,567
	Multi-Utilities – 0.7%
271,210	Algonquin Power & Utilities Corp	6.200%	BB+	7,574,895
	Oil, Gas & Consumable Fuels – 1.1%
35,700	Energy Transfer LP	7.600%	BB	911,064
167,226	NuStar Energy LP	8.500%	B2	4,098,709
148,751	NuStar Energy LP	7.625%	B2	3,369,210
127,137	NuStar Logistics LP	6.866%	B	3,207,667
	Total Oil, Gas & Consumable Fuels			11,586,650
	Thrifts & Mortgage Finance – 1.2%
75,580	Federal Agricultural Mortgage Corp	6.000%	N/R	2,117,752
356,970	New York Community Bancorp Inc, (3)	6.375%	Ba2	10,441,372
	Total Thrifts & Mortgage Finance			12,559,124
	Trading Companies & Distributors – 0.3%
124,215	Air Lease Corp	6.150%	BB+	3,358,774
	Wireless Telecommunication Services – 0.5%
177,000	United States Cellular Corp	6.250%	BB+	4,860,420
	Total $25 Par (or similar) Retail Preferred (cost $349,413,812)			374,156,698

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 30.4% (19.2% of Total Investments) (10)
	Banks – 23.1%
$2,025	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A, (3)	6.750%	N/A (4)	Baa2	$2,328,973
5,975	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (4)	Ba2	6,408,188
3,805	Banco Bilbao Vizcaya Argentaria SA, (3)	6.125%	N/A (4)	Ba2	4,091,364
1,400	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.500%	N/A (4)	Ba2	1,533,000
3,120	Banco Mercantil del Norte SA/Grand Cayman, 144A, (3)	7.625%	N/A (4)	Ba2	3,424,200
5,600	Banco Santander SA, Reg S, (3)	7.500%	N/A (4)	Ba1	6,055,000
4,905	Banco Santander SA	4.750%	N/A (4)	Ba1	4,930,359

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$8,865	Barclays PLC	7.750%	N/A (4)	BBB-	$9,627,833
6,440	Barclays PLC	6.125%	N/A (4)	BBB-	7,073,954
1,600	Barclays PLC	4.375%	N/A (4)	BBB-	1,574,080
9,910	Barclays PLC	8.000%	N/A (4)	BBB-	11,049,650
1,000	BNP Paribas SA, 144A	7.000%	N/A (4)	BBB	1,177,420
10,495	BNP Paribas SA, 144A	7.375%	N/A (4)	BBB	12,043,012
8,145	BNP Paribas SA, 144A	6.625%	N/A (4)	BBB	8,796,600
5,985	Credit Agricole SA, 144A	7.875%	N/A (4)	BBB	6,617,914
7,445	Credit Agricole SA, 144A	8.125%	N/A (4)	BBB	8,915,387
5,100	Credit Suisse Group AG, 144A	5.250%	N/A (4)	BB+	5,297,625
1,840	Danske Bank A/S, Reg S	4.375%	N/A (4)	BBB-	1,853,800
1,815	Danske Bank A/S, Reg S	6.125%	N/A (4)	BBB-	1,921,631
1,600	Danske Bank A/S, Reg S, (3)	7.000%	N/A (4)	BBB-	1,780,000
11,850	HSBC Holdings PLC, (3)	6.000%	N/A (4)	BBB	12,864,597
4,010	HSBC Holdings PLC, (3)	6.375%	N/A (4)	BBB	4,320,775
15,344	HSBC Holdings PLC	6.375%	N/A (4)	BBB	16,691,510
5,280	ING Groep NV	5.750%	N/A (4)	BBB	5,732,074
6,130	ING Groep NV, Reg S	6.750%	N/A (4)	BBB	6,662,415
3,210	ING Groep NV	6.500%	N/A (4)	BBB	3,522,975
7,590	Intesa Sanpaolo SpA, 144A, (3)	7.700%	N/A (4)	BB-	8,472,337
6,995	Lloyds Banking Group PLC	7.500%	N/A (4)	Baa3	8,028,383
11,565	Lloyds Banking Group PLC, (3)	7.500%	N/A (4)	Baa3	12,793,781
3,350	Macquarie Bank Ltd/London, 144A	6.125%	N/A (4)	BB+	3,630,563
6,385	NatWest Group PLC	8.000%	N/A (4)	BBB-	7,486,412
5,405	NatWest Group PLC, (3)	6.000%	N/A (4)	BBB-	5,974,849
3,985	Nordea Bank Abp, 144A	6.625%	N/A (4)	BBB+	4,545,371
2,820	Societe Generale SA, 144A	4.750%	N/A (4)	BB+	2,888,667
1,975	Societe Generale SA, 144A	8.000%	N/A (4)	BB	2,301,626
6,536	Societe Generale SA, 144A	7.875%	N/A (4)	BB+	7,201,365
2,066	Societe Generale SA, 144A, (3)	6.750%	N/A (4)	BB	2,303,590
4,845	Standard Chartered PLC, 144A	4.300%	N/A (4)	BBB-	4,652,508
3,120	Standard Chartered PLC, 144A	6.000%	N/A (4)	BBB-	3,391,440
1,145	Standard Chartered PLC, 144A, (3)	7.500%	N/A (4)	BBB-	1,169,331
2,010	Standard Chartered PLC, 144A	7.750%	N/A (4)	BBB-	2,145,675
4,560	UniCredit SpA, Reg S	8.000%	N/A (4)	B+	4,976,100
217,246	Total Banks				238,256,334
	Capital Markets – 7.3%
8,950	Credit Suisse Group AG, 144A	7.500%	N/A (4)	BB+	9,520,562
2,090	Credit Suisse Group AG, 144A	6.375%	N/A (4)	BB+	2,275,488
11,264	Credit Suisse Group AG, 144A, (3)	7.250%	N/A (4)	BB+	12,501,238

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
$3,925	Credit Suisse Group AG, 144A	7.500%	N/A (4)	BB+	$4,278,250
12,820	Deutsche Bank AG, (3)	6.000%	N/A (4)	BB-	13,396,900
4,590	UBS Group AG, 144A	3.875%	N/A (4)	BBB	4,559,018
10,095	UBS Group AG, Reg S, (3)	7.000%	N/A (4)	BBB	11,344,256
425	UBS Group AG, Reg S	5.125%	N/A (4)	BBB	457,406
7,950	UBS Group AG, 144A, (3)	7.000%	N/A (4)	BBB	8,595,937
7,720	UBS Group AG, Reg S, (3)	6.875%	N/A (4)	BBB	8,704,300
69,829	Total Capital Markets				75,633,355
$287,075	Total Contingent Capital Securities (cost $296,867,103)				313,889,689

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 9.3% (5.9% of Total Investments)
	Automobiles – 0.8%
$2,825	Ford Motor Co, (3)	8.500%	4/21/23	BB+	$3,097,613
4,665	Ford Motor Co, (3)	9.000%	4/22/25	BB+	5,609,662
7,490	Total Automobiles				8,707,275
	Communications Equipment – 0.2%
2,315	Vodafone Group PLC, (3)	4.125%	6/04/81	BB+	2,301,156
	Containers & Packaging – 0.4%
3,444	Sealed Air Corp, 144A, (3)	6.875%	7/15/33	BB+	4,416,930
	Entertainment – 1.2%
11,350	Liberty Interactive LLC, (3)	8.500%	7/15/29	BB	12,655,250
	Food & Staples Retailing – 0.8%
7,675	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A, (3)	7.500%	3/15/26	BB	8,269,812
	Health Care Providers & Services – 0.3%
3,350	MEDNAX Inc, 144A, (3)	6.250%	1/15/27	B+	3,512,710
	Insurance – 0.3%
2,575	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	2,819,625
	Interactive Media & Services – 0.7%
6,605	TripAdvisor Inc, 144A, (3)	7.000%	7/15/25	BB-	6,984,788
	Media – 1.3%
6,275	DISH DBS Corp, (3)	7.375%	7/01/28	B2	6,596,594
4,725	ViacomCBS Inc, (5)	6.875%	4/30/36	BBB	6,738,731
11,000	Total Media				13,335,325

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels – 0.7%
$800	Enbridge Inc	5.500%	7/15/77	BBB-	$862,935
6,510	Enviva Partners LP / Enviva Partners Finance Corp, 144A, (3)	6.500%	1/15/26	B+	6,733,034
7,310	Total Oil, Gas & Consumable Fuels				7,595,969
	Semiconductors & Semiconductor Equipment – 0.7%
6,358	Amkor Technology Inc, 144A, (3)	6.625%	9/15/27	BB	6,761,733
	Specialty Retail – 0.7%
5,600	Bath & Body Works Inc, (3)	6.875%	11/01/35	BB	6,803,664
	Technology Hardware, Storage & Peripherals – 0.3%
2,500	Dell International LLC / EMC Corp	6.200%	7/15/30	BBB	3,190,624
	Trading Companies & Distributors – 0.9%
8,474	ILFC E-Capital Trust I, 144A	3.710%	12/21/65	BB+	7,266,963
1,960	ILFC E-Capital Trust I, 144A	3.460%	12/21/65	B+	1,608,425
10,434	Total Trading Companies & Distributors				8,875,388
$88,006	Total Corporate Bonds (cost $92,117,971)				96,230,249

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.6% (2.3% of Total Investments)
	Banks – 0.9%
6,400	Wells Fargo & Co	7.500%	Baa2	$9,727,808
	Electric Utilities – 0.9%
137,500	NextEra Energy Inc	6.219%	BBB	7,535,000
24,600	Southern Co	6.750%	BBB-	1,259,274
	Total Electric Utilities			8,794,274
	Multi-Utilities – 0.5%
52,600	Dominion Energy Inc	7.250%	BBB-	5,268,942
	Semiconductors & Semiconductor Equipment – 1.3%
8,050	Broadcom Inc	8.000%	N/R	13,502,587
	Total Convertible Preferred Securities (cost $30,902,000)			37,293,611

Shares	Description (1)	Value
	COMMON STOCKS – 0.3% (0.2% of Total Investments)
	Multi-Utilities – 0.3%
26,568	Sempra Energy	$3,390,874
	Total Common Stocks (cost $3,534,924)	3,390,874
	Total Long-Term Investments (cost $1,519,894,761)	1,617,600,870

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8% (1.2% of Total Investments)
	REPURCHASE AGREEMENTS – 1.8% (1.2% of Total Investments)
$19,156	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/21, repurchase price $19,155,826, collateralized by $14,307,800, U.S. Treasury Government Bonds, 4.250%, due 5/15/39, value $19,539,089	0.000%	11/01/21	$19,155,826
	Total Short-Term Investments (cost $19,155,826)			19,155,826
	Total Investments (cost $1,539,050,587) – 158.5%			1,636,756,696
	Borrowings – (45.7)% (11), (12)			(471,550,000)
	Reverse Repurchase Agreements, including accrued interest – (12.1)% (13)			(124,583,573)
	Other Assets Less Liabilities – (0.7)% (14)			(8,121,518)
	Net Assets Applicable to Common Shares – 100%			$1,032,501,605
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(319)	12/21	$(42,431,798)	$(41,694,297)	$737,501	$14,953

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$277,500,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(15,444,160)	$(15,444,160)
Morgan Stanley Capital Services, LLC	48,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(3,911,690)	(3,911,690)
Total	$325,500,000								$(19,355,850)	$(19,355,850)

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$792,639,749	$ —	$792,639,749
$25 Par (or similar) Retail Preferred	315,952,777	58,203,921	—	374,156,698
Contingent Capital Securities	—	313,889,689	—	313,889,689
Corporate Bonds	—	96,230,249	—	96,230,249
Convertible Preferred Securities	37,293,611	—	—	37,293,611
Common Stocks	3,390,874	—	—	3,390,874
Short-Term Investments:
Repurchase Agreements	—	19,155,826	—	19,155,826
Investments in Derivatives:
Futures Contracts*	737,501	—	—	737,501
Interest Rate Swaps*	—	(19,355,850)	—	(19,355,850)
Total	$357,374,763	$1,260,763,584	$ —	$1,618,138,347

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $387,095,800 have been pledged as collateral for reverse repurchase agreements.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $19,058,865.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(11)	Borrowings as a percentage of Total Investments is 28.8%.
(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,016,360,644 have been pledged as collateral for borrowings.
(13)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 7.6%.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.